Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Equity Method Investments Included in Other Assets	A summary of our non-marketable investments accounted for as equity method investments and included in other long-term assets in the accompanying consolidated balance sheets is as follows:

(in thousands)	Ownership percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
		2025	2024	2025	2024	2023

TVM Life Science Ventures III	3.10%	$12,888	$11,807	($796)	$1,916	$947
PreAnalytiX GmbH	50.00%	1,215	3,965	5,093	4,344	4,977
Suzhou Fuda Business Management and Consulting Partnership	33.67%	—	2,469	(5)	(44)	49
Apis Assay Technologies Ltd	19.90%	—	—	—	(433)	(1,694)
Actome GmbH	12.50%	—	—	—	(163)	(216)
Hombrechtikon Systems Engineering AG(1)	19.00%	(107)	(193)	109	100	100
Total		$13,996	$18,048	$4,401	$5,720	$4,163
(1) This investment is included in other long-term liabilities in the accompanying consolidated balance sheet as of December 31, 2025 to the extent that we are committed to fund losses.

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method	he changes in non-marketable investments not accounted for under the equity method for the years ended December 31, 2025 and 2024 are as follows:

(in thousands)	2025	2024

Balance at beginning of year	$4,283	$4,435
Impairments	—	(250)
Cash investments in equity securities, net	929	342
Foreign currency translation adjustments	540	(244)
Balance at end of year	$5,752	$4,283